DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2023
Seamless Group Inc. [Member]
DEFINED CONTRIBUTION PLANS

16 Defined contribution plans

The Company contributes to an employment provident fund in respect of its employees in Hong Kong, Malaysia, and a central provision fund run by the Singapore government in respect of its employees in Singapore. The expenses related to these plans were US$714,855 and US$611,884 for the years ended December 31, 2023 and 2022, respectively.